Summary of Significant Accounting Policies (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Premium debt conversion derivatives
Balance as of beginning of period	$ 462,174	$ 137,650	$ 137,650
Balance as of end of period	328,609		462,174	$ 137,650
Premium debt conversion derivatives [Member]
Premium debt conversion derivatives
Balance as of beginning of period	462,174	137,650	137,650
Value assigned to the underlying derivatives in connection with convertible promissory and short-term notes	218,051	213,961	342,486	137,564
Change in fair value of premium debt conversion derivative	(351,616)	74,806	(17,962)	86
Balance as of end of period	$ 328,609	$ 426,417	$ 462,174	$ 137,650